Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 36,522,155	$ 1,221,068	$ 16,985,936
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 36,766,117	$ 1,229,225	$ 17,126,752